Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Significant Accounting Policies
3.	Significant Accounting Policies

The accounting policies set out below have been consistently applied to all periods presented in these financial statements.

Income and expenses are accounted for on an accrual basis. Profit is only included when realized at the statement of financial position date. Losses originating before the end of the financial year are taken into account if they have become known before preparation of the financial statements.

Basis of consolidation

(i) Subsidiaries

Subsidiaries are entities controlled by the Company, consisting of Merus N.V. and its wholly owned subsidiary Merus US, Inc. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(ii) Loss of control

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(iii) Transactions eliminated on consolidation

Intra-company balances and transactions, and any unrealized income and expenses arising from intra-company transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign Currency Transactions

Foreign currency transactions are translated using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the exchange rate at the reporting date are generally recognized in the statement of profit or loss and comprehensive loss as a component of finance costs.

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•

income and expenses for each statement of profit or loss and comprehensive income or loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the exchange rates at the dates of the transactions); and

•	all resulting exchange differences are recognized in other comprehensive income.

Property, Plant and Equipment

Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (if any). Cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation of property, plant and equipment is recognized in the consolidated statement of profit and loss and comprehensive loss on a straight-line basis over estimated useful lives of generally five years, taking residual value into account. If significant parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Subsequent expenditure is capitalized only when the expenditure will increase the future economic benefit of the asset. All other expenditures are expensed in the profit or loss and comprehensive loss.

Depreciation rates are based on the following estimated economic useful lives of the tangible fixed assets concerned:

•	Plant and equipment: 5 years

•	Other fixed assets: 5 years

Intangible Assets

Intangible assets are identifiable non-monetary assets without physical substance. An asset is a resource that is controlled by the enterprise as a result of past events (for example, purchase or self-creation) and from which future economic benefits (inflows of cash or other assets) are expected.

The useful lives of intangible assets are assessed to be finite and amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Amortization begins when the asset is available for use.

Patents

Patents acquired separately by the Company are reported at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized in the consolidated statement of profit and loss and comprehensive loss on a straight-line basis over the shorter of their estimated economic or legal lives. The estimated useful life and amortization method are reviewed at the end of each annual reporting period, with the effect of any changes in estimates being accounted for on a prospective basis.

Research and Development

The Company incurs research and development expenses related to its clinical trials and preclinical drug development programs. Development expenses are defined as expenses incurred to achieve technical and commercial feasibility. Expenditure on research activities is recognized as an expense in the period in which it is incurred.

Development is capitalized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	the intention to complete the intangible asset and use or sell it;

•	the ability to use or sell the intangible asset;

•	how the intangible asset will generate probable future economic benefits;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	the ability to measure reliably the expenditure.

Financial Instruments

The Company classifies non-derivative financial assets as either financial assets at fair value through profit or loss, held to maturity financial assets or loans and receivables. The Company classifies non-derivative financial liabilities into either financial liabilities at fair value through profit or loss or the other financial liabilities category.

Non-Derivative Financial Assets and Financial Liabilities

The Company initially recognizes receivables and investments at fair value on the date when they are originated. Subsequent to initial recognition, they are measured at amortized cost using the effective interest rate method. All other financial assets and financial liabilities are initially recognized on the trade date.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company derecognizes a financial liability when its contractual obligations are settled or cancelled, or expire. Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Investments

Investments are classified as held-to-maturity and are initially measured at fair value. Subsequent to initial recognition, they are measured at amortized cost using the effective interest rate method. Investments are classified as held-to-maturity and carried at amortized cost as management has the positive intent and ability to hold them until maturity. Interest income from these securities is included in finance income.

Receivables

These assets are initially recognized at fair value plus any directly attributable transaction costs.

Derivative Financial Assets and Liabilities

Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value with net changes in fair value presented as finance expenses (negative net changes in fair value) or finance income (positive net changes in fair value) in the consolidated statement of profit or loss and comprehensive loss. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities are initially recognized at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

Cash and Cash Equivalents

For the purpose of presentation in the statement of cash flows as well as the statement of financial position, cash and cash equivalents includes deposits held with financial institutions with original maturities of less than three months.

Treatment of equity issuance costs

Costs related to the issuance of new shares have been accounted for as follows:

•	Incremental costs that are directly attributable to issuing new shares are included as prepaid expenses and are deducted from equity on the date the Company closes its new share transactions (net of any income tax benefit). Such as, for example, the date of the closing of its IPO or the share subscription agreement with Incyte;

•	Incremental costs directly associated with a probable, successful future offering of equity instruments are also deferred and deducted from equity when the new shares are issued. During 2017, the Company expensed €0.2 million of prepaid share issuance costs related to a potential future issuance of shares under the Company’s F-3 Registration Statement when the future issuance was no longer consider probable;

•	Costs that relate to listing on Nasdaq, or other new share transaction costs that are otherwise not incremental and directly attributable to issuing new shares, are recorded as an expense in the consolidated statement of profit or loss and comprehensive loss; and

•	Costs that relate to both share issuance and listing are allocated between those functions on a rational and consistent basis.

Provisions

A provision is recognized if the following applies:

•	the company has a legal or constructive obligation, arising from a past event;

•	the amount can be estimated reliably; and

•	it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

If all or part of the payments that are necessary to settle a provision are virtually certain to be fully or partially compensated by a third party upon settlement of the provision, then the compensation amount is presented separately as an asset.

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Impairment

Financial Assets Measured at Amortized Cost

The Company considers evidence of impairment for these assets at both an individual asset and a collective level. All individually significant assets are individually assessed for impairment. Those found not to be impaired are then collectively assessed for any impairment that has been incurred but not yet individually identified. Assets that are not individually significant are collectively assessed for impairment. Collective assessment is carried out by grouping together assets with similar risk characteristics.

In assessing collective impairment, the Company uses historical information on the timing of recoveries and the amount of loss incurred, and makes an adjustment if current economic and credit conditions are such that the actual losses are likely to be greater or lesser than suggested by historical trends.

An impairment loss is calculated as the difference between an asset’s carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in the consolidated statement of profit or loss and comprehensive income and reflected in an allowance account. When the Company considers that there are no realistic prospects of recovery of the asset, the relevant amounts are written off. If the amount of impairment loss subsequently decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss is reversed through profit or loss.

Non-Financial Assets

At each reporting date, the Company reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating units (“CGU”).

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Revenue Recognition

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured.

Up-front License Payments

The Company maintains research and license agreements with ONO and Incyte. In connection with these arrangements, the Company received upfront fees, which relate to the integrated package of deliverables under the contract (one single performance obligation) and are initially recorded in deferred revenue. The applicable period over which to recognize the upfront payment is a significant judgment. Up-front payments or similar non-refundable payments are initially reported as deferred revenue on the consolidated statements of financial position and are recognized as revenue on a straight-line basis over the period of the related performance obligation or the contractual term of the arrangement. The estimated period of the performance obligation is re-assessed at each consolidated statement of financial position date.

Collaboration Income

Collaboration income, which is typically related to reimbursements from collaborators for the Company’s performance of research and development services under the respective agreements, is recognized on the basis of labor hours valued at a contractually agreed rate. Collaboration income includes reimbursements for related out-of-pocket expenses. Cost reimbursements to which the Company is entitled under agreements are recognized as revenues in the same quarter of the recorded cost they are intended to compensate. The Company acts as the principal and therefore records these reimbursements as collaboration income.

Government Grants

The Company receives certain government and regional grants, which support its research efforts in defined projects, and include contributions towards the cost of research and development. When there is reasonable assurance that the Company will comply with the conditions attached to a received grant, and when there is reasonable assurance that the grant will be received, government grants are recognized as revenue on a gross basis in the consolidated statement of profit or loss and comprehensive loss on a systematic basis over the periods in which the entity recognizes expenses for the related costs for which the grants are intended to compensate. In the case of grants related to assets, the received grant will be deducted from the carrying amount of the asset.

Research and development expenses

Research and development expenses represent costs which primarily include (i.) payroll and related costs (including share-based payment expenses) associated with research and development personnel, (ii.) costs related to clinical trials and preclinical testing of the Company’s technologies under development, (iii.) costs to develop product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, (iv.) expenses for research services provided by universities and contract laboratories, and (v.) other research and development expenses. Research and development expenses are recognized in the consolidated statement of profit or loss and comprehensive loss as incurred when these expenditures relate to the Company’s research and development services and have no alternative future uses.

The Company has entered into various research and development contracts with research institutions and other companies. These agreements are generally cancelable. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

WBSO

The WBSO (afdrachtvermindering speur- en ontwikkelingswerk) is a Dutch fiscal facility that provides subsidies to companies, knowledge centers and self-employed people who perform research and development activities (as defined in the WBSO Act). Under this Act, a contribution is paid towards the labor costs of employees directly involved in research and development and other related expenditures. The contribution is in the form of a reduction of payroll taxes. Subsidies relating to labor costs are deferred and recognized in the consolidated statement of profit or loss and comprehensive loss as negative labor costs over the period necessary to match them with the labor costs that they are intended to compensate (see Note 17).

Employee Benefits

Short-term Employee Benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-Based Payment Transactions

The grant-date fair value of equity-settled share-based payment awards granted to employees including grants of employee options, restricted share units, and modifications to existing instruments, is recognized as an expense, net of an estimated forfeiture rate, with a corresponding increase in equity (accumulated loss), over the vesting period of the awards. Forfeitures of employee options are recognized as they occur. Service conditions and non-market related conditions are not taken into account in determining the fair value. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For any share-based payment awards with market conditions or non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Post-Employment Benefit Plans

The Company contributes to a post-employment benefit plan that entitles directors, executive officers and other staff members to retire at the age of 67 and receive annual payments based upon the average salary earned during the service period. The Company has insured the liabilities from the post-employment benefit plan with an insurance company and has no other obligation than to pay the annual insurance premiums to the insurance company. The annual pension payments are conditional; the Company will have no further obligation (legal or constructive) to pay further amounts if the insurance fund has insufficient assets to pay all employee benefits relating to current and prior service. Based on its characteristics the Company’s post-employment benefit plan is classified as a defined contribution plan.

Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset.

Leases

Determining whether an Arrangement Contains a Lease

At inception of an arrangement, the Company determines whether such an arrangement is or contains a lease.

At inception or on reassessment of the arrangement, the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Company concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognized at an amount equal to the fair value of the underlying asset. Subsequently the liability is reduced as payments are made and an imputed finance cost on the liability is recognized using the Company’s incremental borrowing rate.

Leased Assets

Assets held by the Company under leases that transfer to the Company substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

Assets held under other leases are classified as operating leases and are not recognized in the Company’s statement of financial position.

Lease Payments

Payments made under operating leases are recognized in the consolidated statement of profit or loss and comprehensive loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Finance Income and Finance Expenses

The Company’s finance income and finance expenses include:

•	interest and related income;

•	interest expense and changes in fair value of the forward contract (derivative);

•	financing costs; and

•	the foreign currency gain or loss on financial assets and financial liabilities.

Interest income or expense is recognized using the effective interest method.

Income Tax

Income tax expense comprises current and deferred tax. It is recognized in the statement of profit or loss and comprehensive loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income. Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•	temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be utilized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.